Investments in Investee Entities (Details)	Dec. 31, 2023	Dec. 31, 2022
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	90.00%	90.00%
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Peirot HaGolan - Enlight L.P. (hereinafter: “Peirot HaGolan”) | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	51.00%	51.00%
Peirot HaGolan - Enlight L.P. (hereinafter: “Peirot HaGolan”) | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	40.85%	40.85%
Dorot Sun L.P. (hereinafter: “Dorot”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	0.00%	50.00%
Enlight Kramim L.P. (hereinafter: “Enlight Kramim”) | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Enlight Kramim L.P. (hereinafter: “Enlight Kramim”) | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Enlight Beit Shikma L.P. (hereinafter: “Beit Shikma”) | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	74.00%	74.00%
Enlight Beit Shikma L.P. (hereinafter: “Beit Shikma”) | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	54.00%	54.00%
Enlight Sde Nitzan LP | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Enlight Sde Nitzan LP | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Enlight Maccabi LP | Bottom of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Enlight Maccabi LP | Top of range [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Enlight Finance L.P [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	0.00%
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Vjetroelektrana Lukovac d.o.o (hereinafter: “Lukovac”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
EW-K-Wind d.o.o (hereinafter: “EWK”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Megujulohaz kft (hereinafter: “Meg”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	50.10%	50.10%
Rabba ACDC KFT (hereinafter: “Raaba ACDC”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
Rabba Flow Kft [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	100.00%
SOWI Kosovo LLC (hereinafter: “SOWI”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	60.00%	48.00%
Vindpark Malarberget I Norberg AB
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	68.80%	68.80%
Generacion Eolica Castilla La Mancha Sl (hereinafter: “GECAMA”)
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	72.00%	72.00%
Björnberget [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	55.18%	55.18%
Enlight K2-wind [Member]
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	100.00%	16.53%
Clenera holdings LLC
Disclosure of information about consolidated structured entities [line items]
Effective Stake In Equity Interests Consolidated Entity	90.10%	90.10%